Note 22 - Called Up Share Capital - Share Capital (Details) - Ordinary shares [member] - shares	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Statement Line Items [Line Items]
Number of Sahres (in shares)	162,689	162,689	72,125
Number allotted
Number of Sahres (in shares)	13,557,376	13,557,376	5,514,375